Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments And Other Current Assets
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

Prepayments and other current assets are summarized as follows:

	As of December 31,
	2023	2022
Prepaid expenses	$2,946	$2,321
Prepaid supplies	773	927
Refundable income and franchise taxes	157	957
Unamortized debt costs	209	216
Employee retention credits	2,468	-
Other receivables	45	20
Total prepayments and other current assets	$6,598	$4,441

Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and the subsequent extensions of the CARES Act, the Company was eligible for a refundable employee retention credit subject to certain criteria. The Company determined that it qualifies for the tax credit under the CARES Act. In connection with the CARES Act, the Company adopted a policy to recognize the employee retention credit when earned and to offset the credit against the related expenditure. During the year ended December 31, 2023, the Company recorded the employee retention credits as a reduction to payroll and related expenses of $6,868 in operating expenses on the consolidated statements of operations with a corresponding receivable included in prepaid expenses and other current assets on the consolidated balance sheets for the respective periods. During the year ended December 31, 2023, the Company received $4,400 in employee retention credits and has a receivable balance remaining of $2,468 as of December 31, 2023.